Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
Goldman Sachs & Co. LLC
Barclays Capital Inc.
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2023-A – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “SMB_2023-A_External_Unmasked.xlsx” provided by the Bank on January 19, 2023, containing information on 45,905 student loans (the “Student Loans”) as of January 17, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2023-A. The Bank is responsible for the specified attributes identified by the Bank in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information provided by the Bank:
–	Branch Categorization Screen within the ATLAS System;
–	MTJ table exported from the Bank’s accounting system;

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.
•	The term “Provided Information” means the Sources and Instructions.
The procedures we were instructed by the Bank to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions
Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions
Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance	– “TLDSBAMT” field in the “OTHER” option on #HDI Screen, – sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, – “FINANCIAL INSTITUTION” field on #NM CC Screen, and – Instructions
Current Principal Balance
–    “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field, in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
–    “EFF-DT” field on #CPH Screen,
–      total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
–      accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
–      "CUR BAL" field on #BS Screen, and
–      Instructions

2

Attributes	Sources / Instructions

 and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
–  “EFF-DT” field on #CPH Screen,
–    total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
–    accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
–    "CUR BAL" field on #BS Screen, and
–    Instructions

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions
Current Status End Date
–  “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,
–  “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,
–  “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
–    notation of status change on #CIS Screen or #EDH Screen, and
–    Instructions

Remaining Term
–  “CURR LOAN STAT” field on #EDH Screen,
–  “MISC FIELD 2” field on #BS3 Screen,
–  “#9” field on #NM CC Screen,
–  “CYCLE DATE” field on #CSS Screen,
–  “MATURITY DT” field on #EDH Screen,
–   “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
–  “DUE DATE” field on #CSS Screen, and
–    Instructions

Repayment Schedule Type	– “MISC FIELD 2” field on #BS3 Screen, – “CYCLE DATE” field on #CSS Screen, – “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and – Instructions

3

Attributes	Sources / Instructions
Interest Rate
–  “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,
–  “DAYS1” field on #ED2 Screen,
–  “CYCLE DATE” field on #CSS Screen,
–  “PER DAY INTEREST” field on #CPO Screen
–  “ACCOUNT BALANCE” field on #CSS Screen,
–  “VAR CASH SET1” field on #CP2 Screen
–  “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,
–  “DDD_RATE” field on #HDI Screen, and
–    Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.
Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 45,905 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
February 13, 2023
5

Exhibit A
The Selected Student Loans
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2023A001	51	2023A051	101	2023A101	151	2023A151
2	2023A002	52	2023A052	102	2023A102	152	2023A152
3	2023A003	53	2023A053	103	2023A103	153	2023A153
4	2023A004	54	2023A054	104	2023A104	154	2023A154
5	2023A005	55	2023A055	105	2023A105	155	2023A155
6	2023A006	56	2023A056	106	2023A106	156	2023A156
7	2023A007	57	2023A057	107	2023A107	157	2023A157
8	2023A008	58	2023A058	108	2023A108	158	2023A158
9	2023A009	59	2023A059	109	2023A109	159	2023A159
10	2023A010	60	2023A060	110	2023A110	160	2023A160
11	2023A011	61	2023A061	111	2023A111	161	2023A161
12	2023A012	62	2023A062	112	2023A112	162	2023A162
13	2023A013	63	2023A063	113	2023A113	163	2023A163
14	2023A014	64	2023A064	114	2023A114	164	2023A164
15	2023A015	65	2023A065	115	2023A115	165	2023A165
16	2023A016	66	2023A066	116	2023A116	166	2023A166
17	2023A017	67	2023A067	117	2023A117	167	2023A167
18	2023A018	68	2023A068	118	2023A118	168	2023A168
19	2023A019	69	2023A069	119	2023A119	169	2023A169
20	2023A020	70	2023A070	120	2023A120	170	2023A170
21	2023A021	71	2023A071	121	2023A121	171	2023A171
22	2023A022	72	2023A072	122	2023A122	172	2023A172
23	2023A023	73	2023A073	123	2023A123	173	2023A173
24	2023A024	74	2023A074	124	2023A124	174	2023A174
25	2023A025	75	2023A075	125	2023A125	175	2023A175
26	2023A026	76	2023A076	126	2023A126	176	2023A176
27	2023A027	77	2023A077	127	2023A127	177	2023A177
28	2023A028	78	2023A078	128	2023A128	178	2023A178
29	2023A029	79	2023A079	129	2023A129	179	2023A179
30	2023A030	80	2023A080	130	2023A130	180	2023A180
31	2023A031	81	2023A081	131	2023A131	181	2023A181
32	2023A032	82	2023A082	132	2023A132	182	2023A182
33	2023A033	83	2023A083	133	2023A133	183	2023A183
34	2023A034	84	2023A084	134	2023A134	184	2023A184
35	2023A035	85	2023A085	135	2023A135	185	2023A185
36	2023A036	86	2023A086	136	2023A136	186	2023A186
37	2023A037	87	2023A087	137	2023A137	187	2023A187
38	2023A038	88	2023A088	138	2023A138	188	2023A188
39	2023A039	89	2023A089	139	2023A139	189	2023A189
40	2023A040	90	2023A090	140	2023A140	190	2023A190
41	2023A041	91	2023A091	141	2023A141	191	2023A191
42	2023A042	92	2023A092	142	2023A142	192	2023A192
43	2023A043	93	2023A093	143	2023A143	193	2023A193
44	2023A044	94	2023A094	144	2023A144	194	2023A194
45	2023A045	95	2023A095	145	2023A145	195	2023A195
46	2023A046	96	2023A096	146	2023A146	196	2023A196
47	2023A047	97	2023A097	147	2023A147	197	2023A197
48	2023A048	98	2023A098	148	2023A148	198	2023A198
49	2023A049	99	2023A099	149	2023A149	199	2023A199
50	2023A050	100	2023A100	150	2023A150	200	2023A200
A-1

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2023A201	242	2023A242	283	2023A283	324	2023A324
202	2023A202	243	2023A243	284	2023A284	325	2023A325
203	2023A203	244	2023A244	285	2023A285	326	2023A326
204	2023A204	245	2023A245	286	2023A286	327	2023A327
205	2023A205	246	2023A246	287	2023A287	328	2023A328
206	2023A206	247	2023A247	288	2023A288	329	2023A329
207	2023A207	248	2023A248	289	2023A289	330	2023A330
208	2023A208	249	2023A249	290	2023A290	331	2023A331
209	2023A209	250	2023A250	291	2023A291	332	2023A332
210	2023A210	251	2023A251	292	2023A292	333	2023A333
211	2023A211	252	2023A252	293	2023A293	334	2023A334
212	2023A212	253	2023A253	294	2023A294	335	2023A335
213	2023A213	254	2023A254	295	2023A295	336	2023A336
214	2023A214	255	2023A255	296	2023A296	337	2023A337
215	2023A215	256	2023A256	297	2023A297	338	2023A338
216	2023A216	257	2023A257	298	2023A298	339	2023A339
217	2023A217	258	2023A258	299	2023A299	340	2023A340
218	2023A218	259	2023A259	300	2023A300	341	2023A341
219	2023A219	260	2023A260	301	2023A301	342	2023A342
220	2023A220	261	2023A261	302	2023A302	343	2023A343
221	2023A221	262	2023A262	303	2023A303	344	2023A344
222	2023A222	263	2023A263	304	2023A304	345	2023A345
223	2023A223	264	2023A264	305	2023A305	346	2023A346
224	2023A224	265	2023A265	306	2023A306	347	2023A347
225	2023A225	266	2023A266	307	2023A307	348	2023A348
226	2023A226	267	2023A267	308	2023A308	349	2023A349
227	2023A227	268	2023A268	309	2023A309	350	2023A350
228	2023A228	269	2023A269	310	2023A310	351	2023A351
229	2023A229	270	2023A270	311	2023A311	352	2023A352
230	2023A230	271	2023A271	312	2023A312	353	2023A353
231	2023A231	272	2023A272	313	2023A313	354	2023A354
232	2023A232	273	2023A273	314	2023A314	355	2023A355
233	2023A233	274	2023A274	315	2023A315	356	2023A356
234	2023A234	275	2023A275	316	2023A316	357	2023A357
235	2023A235	276	2023A276	317	2023A317	358	2023A358
236	2023A236	277	2023A277	318	2023A318	359	2023A359
237	2023A237	278	2023A278	319	2023A319	360	2023A360
238	2023A238	279	2023A279	320	2023A320
239	2023A239	280	2023A280	321	2023A321
240	2023A240	281	2023A281	322	2023A322
241	2023A241	282	2023A282	323	2023A323

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

A-2

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
(i)           Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,

(ii)          Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

(iii)         Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree,

(i)           for Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

(ii)          for Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)    Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions

1)    If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2023 calendar year); and,

2)    In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)    In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

c)    In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

d)    In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

e)    In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the

Attribute	Instructions

       “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

f)     In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.

g)    In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)    Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 (i.e., the total number of days in the 2023 calendar year); and,

2)    Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen.

3)    Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any.

4)    Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen

Loan Status
Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)    If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

b)    If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)    Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

d)    In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Attribute	Instructions
Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)    If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)    If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

c)    If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

(i)    If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

(ii)   If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.

d)    If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)    In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

(i)    Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)   If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)    If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)    If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)    If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)    If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)    If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions

c)    If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)    If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

e)    If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

f)     If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

g)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,

h)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)    Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)    If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)    If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

Attribute	Instructions

d)    In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

(i)    divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)   add 0.0000099 and truncate to five decimals

(iii)  multiply by 365 (i.e., the total number of days in the 2023 calendar year), and

(iv)  round the value to the nearest 0.125 percent.

e)    In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

f)     In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

Attribute	Instructions

e)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)     If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”

g)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.